Exhibit 99.4

Rebuttal Findings 05.09.2024

Seller:

Deal ID:

Total Loan Count: 1116

Loans by Grade in Population
Loan Grade	Count	Percentage
1	953	85.39%
2	93	8.33%
3	70	6.27%

Trade Summary
Loan Status	Count	Percentage
Review Complete	1044	93.55%
In Rebuttal	72	6.45%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	166	166	166	70	96	0	0	70	0	91	5
4	1	1	1	0	1	0	0	0	0	0	1
2	2	0	0	2	0	0	0	0	0	2	0
1	3179	0	1	3178	0	0	1	0	0	0	3179

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	4	3	0	1	0	0	1
ROR - Timing	2	2	0	0	0	0	0
HOC - Late	1	0	0	1	0	0	1
Compliance Finding - Other	1	1	0	0	0	0	0
Credit	4	2	1	1	0	0	1
DTI - Exceeds Guidelines - originator (not pcqc eligible)	2	2	0	0	0	0	0
Income - Missing Income Documents	1	0	1	0	0	0	0
Income Variance	1	0	0	1	0	0	1
Valuation	161	161	0	0	70	0	91
Appraisal - Value is not supported within a 10% variance	161	161	0	0	70	0	91